Finance Receivables - Components of Finance Receivables (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Finance receivables, gross	€ 256,703	€ 302,977
Unearned interest	(5,355)	(6,488)
Finance receivables, net	251,348	296,489
Finance receivables, net	251,348	296,489
Current portion of finance receivables, gross	198,803	254,227
Current portion of unearned interest	(2,716)	(3,755)
Non-current portion of finance receivables, net	€ 55,261	€ 46,017